12. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Tables)	9 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Schedule Of Future Minimum Lease Payments For Capital Leases
Years Ended June 30,	Total
2012	$15,490
2013	5,289
2014	3,312
2015	276
2016	0
Total	24,367
Less current portion of capitalized leases	(3,237)
Long term capital leases	$21,130

Schedule Of Maturities Of Long Term Debt
Years Ended June 30,	Total
2012	$2,507,491
2013	4,586
2014	1,054
2015	0
2016	0
Total	$2,513,131